Note 15 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Short-term benefits	$ 2,800,188	$ 2,176,345	$ 1,742,021
Director fees	276,410	116,398	45,540
	3,076,598	2,292,743	1,787,561
Stock-based compensation	2,737,711	1,083,160	83,270
	$ 5,814,309	$ 3,375,903	$ 1,870,831